Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Classes of current inventories [abstract]
Disclosure of detailed information about inventories
Inventories consist of the following:

	As of March 31,
	2025		2024
Raw materials	Rs.	20,165	Rs.	19,030
Work-in-progress		16,525		14,222
Finished goods (includes stock-in-trade)		28,395		25,249
Packing materials, stores and spares		6,000		5,051
	Rs.	71,085	Rs.	63,552

Disclosure of detail information about of inventories recognized in consolidated income statement
Details of inventories recognized in the consolidated income statement are as follows:

	For the Year Ended March 31,
	2025		2024		2023
Raw materials, consumables and changes in finished goods and work in progress	Rs.	94,580	Rs.	78,526	Rs.	71,708
Inventories write-down		5,220		3,563		4,869